Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.8623200
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042685 | Tencent Holdings Ltd.8622965
Holdings [Line Items]
Percent of Total Investments	6.60%
C000042685 | Alibaba Group Holding Ltd.8623210
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042685 | China Construction Bank Corp.8622919
Holdings [Line Items]
Percent of Total Investments	3.10%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)8622873
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)8622871
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042685 | Ping An Insurance Group Co. of China Ltd.8622961
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042685 | REC Ltd.8623039
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042685 | Meituan8622951
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042685 | JD.com Inc.8623221
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042685 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042685 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042685 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042685 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042685 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000042685 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000042685 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000042685 | China
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.8623200
Holdings [Line Items]
Percent of Total Investments	7.80%
C000042684 | Tencent Holdings Ltd.8622965
Holdings [Line Items]
Percent of Total Investments	6.60%
C000042684 | Alibaba Group Holding Ltd.8623210
Holdings [Line Items]
Percent of Total Investments	3.40%
C000042684 | China Construction Bank Corp.8622919
Holdings [Line Items]
Percent of Total Investments	3.10%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)8622873
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)8622871
Holdings [Line Items]
Percent of Total Investments	1.70%
C000042684 | Ping An Insurance Group Co. of China Ltd.8622961
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042684 | REC Ltd.8623039
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042684 | Meituan8622951
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042684 | JD.com Inc.8623221
Holdings [Line Items]
Percent of Total Investments	1.40%
C000042684 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042684 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042684 | Poland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042684 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042684 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042684 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042684 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000042684 | India
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000042684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000042684 | China
Holdings [Line Items]
Percent of Net Asset Value	35.20%